Document and Entity Information	Feb. 11, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001768267
Document Type	8-K
Document Period End Date	Feb. 11, 2021
Entity Registrant Name	CERENCE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39030
Entity Tax Identification Number	83-4177087
Entity Address, Address Line One	15 Wayside Road
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(857)
Local Phone Number	362-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CRNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false